RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Precision Strip Retirement and Savings Plan | Reliance, Inc. stock fund
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Dividend on investment from Reliance, Inc.	$ 376,361